Business combinations - Bermuda Trust Company Limited and the Private Banking Investment Management of Operations of HSBC Bank Bermuda Limited Acquisition (Details)			1 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2016 USD ($)	Apr. 29, 2016 USD ($) segment subsidiary	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Professional and outside services					$ 26,034,000	$ 27,181,000	$ 18,851,000
Customer Relationships
Business Acquisition [Line Items]
Assets acquired					$ 18,200,000	$ 0	$ 21,400,000
Acquired finite-lived intangible assets, useful life					15 years
BTCL and HSBCBB
Business Acquisition [Line Items]
Number of subsidiaries involved in acquisition activity | subsidiary		2
Consideration transferred, including contingent consideration		$ 21,800,000
Payments to acquire businesses	$ 2,100,000	7,000,000	$ 12,700,000
Contingent consideration, liability, current		$ 12,700,000
Acquired finite-lived intangible assets, number of segments | segment		3
Acquisition related costs		$ 4,300,000		$ 3,300,000				$ 1,000,000
Professional and outside services				700,000				$ 1,000,000
Revenue				407,453,000
Earnings				118,434,000
BTCL and HSBCBB | Customer Relationships
Business Acquisition [Line Items]
Assets acquired		$ 21,400,000
Acquired finite-lived intangible assets, useful life		15 years
HSBCBB
Business Acquisition [Line Items]
Revenue				9,800,000
Earnings				$ 5,000,000